Transactions with Related Parties (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	May 14, 2019	Oct. 28, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Promissory note			$ 5,000	$ 5,000
Due to related parties				6,849
Due from related parties			2,308
Maritime Investors Promissory Note [Member]
Promissory note issued		$ 2,500
Promissory note interest rate	9.00%	2.75%
Promissory note maturity date		Jan. 15, 2017		Mar. 31, 2020
Promissory note maturity date description	The Company entered into a second amendment to the Amended & Restated Promissory Note which (i) extended the repayment of the outstanding principal, in whole or in part, until the earlier of a) one year after the repayment of the credit facility of Eighthone with Entrust Global (the "Credit Facility") on September 2023 (see Note 7), b) January 15, 2024 and c) repayment of any Paid-In-Kind ("PIK") interest and principal deficiency amount under the Credit Facility
Interest rate paid in cash	4.50%
Interest rate paid in common shares - effective from April 1, 2019	4.50%
Interest expense on promissory note			452	$ 395	$ 213
Interest on promissory note to be paid in cash			226	225
Interest on promissory note to be settled in common shares			226	170
Interest on promissory note settled in common shares during 2019				113
Interest on promissory note settled in common shares in January 2020				57
Interest on promissory note settled in common shares during 2020			169
Interest on promissory note settled in common shares in January 2021			$ 57
Pyxis Maritime Corporation [Member]
Ship management services per day per vessel			$ 0.325
Charter hire agreement commission rate			1.25%
Management agreements initial term			5 years
Management agreements renewal period			5 years
Head management agreement commencement date			Mar. 23, 2015
Administration fees payable to related party			$ 1,632	$ 1,628	$ 1,618
Head management agreement, terms and manner of settlement			In the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times the then annual Administration Fees. Pursuant to the amendment of this agreement on March 18, 2020, in the event of such change of control and termination, the Company shall also pay to Maritime an amount equal to 12 months of the then daily Ship-management Fees.
Ship-management and administration fees percentage increase			Effective January 1, 2019 and 2020, the Ship-management Fees and the Administration Fees were increased by 0.62%, and, 0.26% respectively, in line with the average inflation rate of Greece for 2018 and 2019. For 2020, the average rate in Greece was a deflation of 1.24% and as a result no adjustment shall be made to the Ship-management Fees and the Administration Fees effective January 1, 2021, which will remain, for the particular calendar year, as per the previous year.
Pyxis Maritime Corporation [Member] | Vessel Northsea Alpha [Member]
Management agreement expiration date			December 31, 2015. Following their initial expiration dates, the management agreements were automatically renewed for consecutive five year periods, or until terminated by either party on three months’ notice.
Pyxis Maritime Corporation [Member] | Vessel Northsea Beta [Member]
Management agreement expiration date			December 31, 2015. Following their initial expiration dates, the management agreements were automatically renewed for consecutive five year periods, or until terminated by either party on three months’ notice.
Pyxis Maritime Corporation [Member] | Pyxis Theta Vessel [Member]
Management agreement expiration date			December 31, 2017. Following their initial expiration dates, the management agreements were automatically renewed for consecutive five year periods, or until terminated by either party on three months’ notice.
Pyxis Maritime Corporation [Member] | Pyxis Epsilon Vessel [Member]
Management agreement expiration date			December 31, 2018. Following their initial expiration dates, the management agreements were automatically renewed for consecutive five year periods, or until terminated by either party on three months’ notice.
Pyxis Maritime Corporation [Member] | Pyxis Malou Vessel [Member]
Management agreement expiration date			December 31, 2018. Following their initial expiration dates, the management agreements were automatically renewed for consecutive five year periods, or until terminated by either party on three months’ notice.
Pyxis Maritime Corporation [Member] | While Vessel is Under Construction [Member]
Ship management services per day per vessel			$ 0.450